Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)		1 Months Ended		3 Months Ended	5 Months Ended
	Oct. 09, 2020	Feb. 21, 2021	Nov. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Offering costs					$ 375,000,000
Operating bank account				$ 124,000	821,000
Working capital deficit				358,000	1,200,000
Net proceeds				$ 375,000,000	$ 375,000,000
Fair market value, percentage				80.00%
Ownership percentage				50.00%
Pro rata interest earned on the funds held in the trust account. (in Dollars per share)				$ 10.00
Net tangible assets				$ 5,000,001
Aggregate of public share, percentage				15.00%
Dissolution expenses				$ 100,000
Loan amount				$ 300,000
Proposed business combination, description				Merger (together, the “Xos Awards”) that will be converted into awards based on new Xos common stock, will be cancelled in exchange for the right to receive an aggregate of 127,626,116 shares of new Xos common stock (at a deemed value of $10.00 per share), which, in the case of Xos Awards, will be shares underlying awards based on new Xos common stock representing a pre-transaction equity value of Xos of $1,276,261,160 (the “Aggregate Merger Consideration”). The portion of the Aggregate Merger Consideration reflecting the conversion of the Xos Awards is calculated assuming that all new Xos Options are net-settled (although new Xos Options may by their terms be cash exercised, resulting in additional dilution); and
Additional shares (in Shares)		2,000,000
PIPE Investors [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares subscribed (in Shares)		22,000,000
Aggregate purchase price amount		$ 220,000,000
Business Acquisition [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Percentage of public shares				100.00%
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)	35,000,000
Price per warrant (in Dollars per share)	$ 10.00
Gross proceeds	$ 350,000,000
Offering costs	19,800,000
Deferred underwriting commissions	$ 12,300,000
Over-Allotment Units [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)			2,500,000
Gross proceeds			$ 25,000,000
Underwriting Fees			1,400,000
Deferred underwriting fees			$ 875,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per warrant (in Dollars per share)					$ 1.50
Gross proceeds					$ 9,000,000
Initial public offering warrants (in Shares)				6,333,334	6,000,000
Private Placement Warrants Overallotment [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)			333,334	9,000,000
Price per warrant (in Dollars per share)				$ 1.50
Gross proceeds			$ 500,000
Initial public offering warrants (in Shares)				6,000,000
Founder Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sponsor payment				$ 25,000
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001	$ 0.0001